Financial risk management (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar
The following table shows the carrying values of financial assets and liabilities at the end of the reporting period denominated in currencies other than the US dollar that are exposed to foreign currency risk:

Net financial (liabilities)/assets - by currency of denomination	2025	2024
	US$M	US$M
AUD	(4,181)	(3,850)
CLP	(924)	(150)
CAD	(361)	(543)
EUR	(89)	239
GBP	(28)	323
BRL	337	(29)
Other	123	72

Total	(5,123)	(3,938)

Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	2025 US$M	2024 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	13	5
Current other derivative contracts 3	2,3	Fair value through profit or loss	275	118
Current other financial assets 4		Amortised cost	236	234
Current other investments 5	1,2	Fair value through profit or loss	37	24
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	448	113
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	158	103
Non-current other financial assets 6	3	Fair value through profit or loss	122	195
Non-current other financial assets 4,7		Amortised cost	191	398
Non-current investment in shares	1,3	Fair value through other comprehensive income	64	201
Non-current other investments 5	1,2	Fair value through profit or loss	139	219

Total other financial assets			1,683	1,610
Cash and cash equivalents		Amortised cost	11,894	12,501
Trade and other receivables 8		Amortised cost	1,195	1,597
Provisionally priced trade receivables	2	Fair value through profit or loss	2,581	3,250

Total financial assets			17,353	18,958

Non-financial assets			91,437	83,404

Total assets			108,790	102,362

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	–	176
Current other derivative contracts	2	Fair value through profit or loss	130	241
Current other financial liabilities 9		Amortised cost	84	95
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	1,056	1,337
Non-current other derivative contracts	2	Fair value through profit or loss	–	54
Non-current other financial liabilities 9		Amortised cost	308	368

Total other financial liabilities			1,578	2,271
Trade and other payables 10		Amortised cost	6,087	6,049
Provisionally priced trade payables	2	Fair value through profit or loss	493	614
Bank overdrafts and short-term borrowings 11		Amortised cost	1	3
Bank loans 11		Amortised cost	3,731	2,610
Notes and debentures 11		Amortised cost	17,653	14,932
Lease liabilities 12			2,953	3,116
Other 11		Amortised cost	158	57

Total financial liabilities			32,654	29,652

Non-financial liabilities			23,918	23,590

Total liabilities			56,572	53,242

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3	Includes net other derivative assets of US$37 million related to power purchase contract agreements that are categorised as Level 3 (2024: US$92 million).

4	Includes deferred consideration of US$280 million in relation to the divestment of the Blackwater and Daunia mines completed on 2 April 2024 (2024: US$495 million).

5
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$176 million (2024: US$243 million) of which other investments (mainly US Treasury Notes) of US$105 million is categorised as Level 1 (2024: US$134 million).

6	Includes receivables contingent on future realised coal price of US$122 million (2024: US$195 million).

7
Includes Senior notes of US$147 million (2024: US$137 million) relating to Samarco with a maturity date of 30 June 2031. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

8	Excludes input taxes of US$477 million (2024: US$492 million) included in other receivables.

9	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.

10	Excludes input taxes of US$90 million (2024: US$101 million) included in other payables.

11	All interest bearing liabilities, excluding lease liabilities, are unsecured.

12	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period-end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period-end
rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

			Fair value of derivatives
2025 US$M	Carrying amount of hedged loans, notes and debentures	De- designated hedges 1	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 2	Accrued and other cash flows	Total	Hedged value of loans, notes and debentures 3
	A	B	C	D	E	F	G	H	C to H	A + B + C + D
USD	15,120	49	–	249	–	–	(19)	(51)	179	15,418
GBP	1,062	40	251	258	(19)	5	(64)	37	468	1,611
EUR	2,481	97	122	50	41	(11)	(51)	(203)	(52)	2,750

Total	18,663	186	373	557	22	(6)	(134)	(217)	595	19,779

			Fair value of derivatives
2024 US$M	Carrying amount of notes and debentures	De- designated hedges 1	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 2	Accrued and other cash flows	Total	Hedged value of notes and debentures 3
	A	B	C	D	E	F	G	H	C to H	A + B + C + D
USD	10,928	52	–	446	–	–	–	6	452	11,426
GBP	1,595	43	521	204	(13)	3	(72)	30	673	2,363
EUR	2,409	125	367	134	(27)	7	2	(213)	270	3,035

Total	14,932	220	888	784	(40)	10	(70)	(177)	1,395	16,824

1	Includes accumulated fair value adjustments on de-designated hedges which are amortised to the income statement over the period to the hedged item’s maturity.

2	Predominantly related to ineffectiveness.

3	Includes US$525 million (2024: US$532 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges
The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 18 ‘Other equity’.

2025 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	40	(13)	27	(10)	3	(7)	20
Add: Change in fair value of hedging instrument recognised in OCI	330	(99)	231	16	(5)	11	242
Less: Reclassified from reserves to financial expenses – recognised through OCI	(392)	118	(274)	–	–	–	(274)

At the end of the financial year	(22)	6	(16)	6	(2)	4	(12)

2024 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	15	(5)	10	(1)	–	(1)	9
Add: Change in fair value of hedging instrument recognised in OCI	(24)	7	(17)	(9)	3	(6)	(23)
Less: Reclassified from reserves to financial expenses – recognised through OCI	49	(15)	34	–	–	–	34

At the end of the financial year	40	(13)	27	(10)	3	(7)	20

Summary of Movement of Interest Bearing Liabilities and Related Derivatives
The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2025 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,610	14,932	3,116	3	57	1,395
Proceeds from interest bearing liabilities	1,150	2,979	–	–	–	–	4,129
Settlements of debt related instruments	–	–	–	–	–	(147)	(147)
Repayment of interest bearing liabilities	(40)	(894)	(712)	–	(29)	–	(1,675)

Change from Net financing cash flows	1,110	2,085	(712)	–	(29)	(147)	2,307

Other movements:
Interest rate impacts	11	252	–	–	–	(265)
Foreign exchange impacts	7	369	(13)	–	–	(369)
Lease additions	–	–	870	–	–	–
Remeasurement of index-linked freight contracts	–	–	(297)	–	–	–
Other interest bearing liabilities/derivative related changes	(7)	15	(11)	(2)	130	(19)

At the end of the financial year	3,731	17,653	2,953	1	158	595

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2024 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	7,502	11,819	3,019	5	–	1,572
Proceeds from interest bearing liabilities	400	4,691	–	–	–	–	5,091
Settlements of debt related instruments	–	–	–	–	–	(321)	(321)
Repayment of interest bearing liabilities	(5,319)	(1,338)	(656)	–	(14)	–	(7,327)

Change from Net financing cash flows	(4,919)	3,353	(656)	–	(14)	(321)	(2,557)

Other movements:
Divestment of subsidiaries and operations	–	–	(60)	–	–	–
Interest rate impacts	–	(214)	–	–	–	188
Foreign exchange impacts	24	(35)	(16)	–	–	35
Lease additions	–	–	593	–	–	–
Remeasurement of index-linked freight contracts	–	–	230	–	–	–
Other interest bearing liabilities/derivative related changes	3	9	6	(2)	71	(79)

At the end of the financial year	2,610	14,932	3,116	3	57	1,395